CONTINGENT CONSIDERATION LIABILITY (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)	Jun. 08, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of contingent consideration liability	$ 1,308
Contingent consideration liability	$ 1,260	$ 1,308
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.99
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.73
Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.34